Average Annual Total Returns - Invesco Investment Grade Value ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Invesco Investment Grade Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Invesco Investment Grade Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	iBoxx USD Liquid Investment Grade Index (reflects no deduction for fees, expenses or taxes) 1 Year	iBoxx USD Liquid Investment Grade Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jul. 25, 2018	13.17%	9.40%	11.46%	7.69%	7.78%	6.44%	13.65%	10.05%	17.27%	11.54%